INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Reduction of cash and cash equivalents	R$ 1,987,161	R$ 1,456,769	R$ (2,468,073)
Cash and cash equivalents at the beginning of the year	14,658,481	13,301,716	16,174,130
Effect of FX variation on the cash balance and cash equivalents	257,900	(100,004)	(404,341)
Cash and cash equivalents at the end of the year	16,903,542	14,658,481	13,301,716
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	35,059	(176)	3
Cash (generated (used in) in investing activities	2,366,296	757,196
Cash generated (used in) in financing activities	(2,770,208)	(372,772)	2,011
Reduction of cash and cash equivalents	(368,853)	384,248	2,014
Cash and cash equivalents at the beginning of the year	386,262	2,014
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	17,409	386,262	2,014
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	3,390	14,941	2
Cash (generated (used in) in investing activities	63,262	555,408	(19,217)
Cash generated (used in) in financing activities	(65,000)	(571,261)	21,936
Reduction of cash and cash equivalents	1,652	(912)	2,721
Cash and cash equivalents at the beginning of the year	1,809	2,721
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	3,461	1,809	2,721
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	(3,079)	(359)	292,204
Cash (generated (used in) in investing activities	896,369	(5,683)	(41,004)
Cash generated (used in) in financing activities	(900,000)	7,976	(197,994)
Reduction of cash and cash equivalents	(6,710)	1,934	53,206
Cash and cash equivalents at the beginning of the year	1,858	814,904	761,698
Cash and cash equivalents at the beginning of the year
Effect of FX variation on the cash balance and cash equivalents	5,655	(76)
Cash and cash equivalents at the end of the year
Cash and cash equivalents at the end of the year	803	1,858	814,904
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	469,310	674,137	94,522
Cash (generated (used in) in investing activities	(487,467)	(175,273)	2,518,699
Cash generated (used in) in financing activities	(692,256)	445,843	(1,235,688)
Reduction of cash and cash equivalents	(710,413)	944,707	1,377,533
Cash and cash equivalents at the beginning of the year	3,114,042	2,169,335	791,802
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	2,403,629	3,114,042	2,169,335
Radar [Member]
Disclosure of investments accounted for using equity method [line items]
Cash (generated (used in) in operating activities	999,607	626,057	791,779
Cash (generated (used in) in investing activities	22,667	(30,681)	175,611
Cash generated (used in) in financing activities	(1,029,179)	(581,012)	(949,277)
Reduction of cash and cash equivalents	(6,905)	14,364	18,113
Cash and cash equivalents at the beginning of the year	39,946	25,582	7,469
Effect of FX variation on the cash balance and cash equivalents
Cash and cash equivalents at the end of the year	R$ 33,041	R$ 39,946	R$ 25,582